UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-21237

                          Unified Series Trust
(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300
Indianapolis, IN  46208
(Address of principal executive offices)  (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:    12/31

Date of reporting period: 06/30/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

3 to 1 Funds 3 to 1 Diversified Equity Fund 3 to 1 Strategic Income Fund

Semi-Annual Report

June 30, 2011

Fund Adviser:

Envestnet Asset Management, Inc.
35 East Wacker Drive, 24th Floor
Chicago, IL 60601

Toll Free (866) 616-4848
www.3to1funds.com

Total Returns as of June 30, 2011*

Past performance is no guarantee of future returns.  Current performance may be higher or lower than the performance data shown.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost.  Shares held for less than 30 days may be subject to a 2.00% redemption fee.  Performance shown does not reflect any applicable redemption fees, and would be lower if it did.  For performance current to the most recent month-end, please visit the Funds’ website at www.3to1funds.com or call 866-616-4848.  Performance results reflect expense subsidies and waivers in effect; without these waivers, returns would have been less favorable.

*Return figures reflect any change in price per share and assume the reinvestment of all distributions and are not annualized unless otherwise noted.
**The inception date for both Funds is January 31, 2008.
***As disclosed in the Funds’ prospectus.
The Manager contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes, any indirect expenses (such as Fees and Expenses of Acquired Funds), any 12b-1 fees, and extraordinary litigation expenses, do not exceed 1.15% of the Fund’s average daily net assets. The contractual agreement is in effect through April 30, 2012. Each waiver or reimbursement by the Manager is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitation.
****The MSCI World Index and the Barclays Capital U.S. Aggregate Bond Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity and fixed income prices and are representative of a broader market and range of securities than are found in the Funds’ portfolios. Individuals cannot invest directly in these Indices, however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
†The Custom Benchmark for the 3 to 1 Diversified Equity Fund is comprised of 50% Russell 1000 Growth Index, 20% Russell 2000 Index and 30% MSCI EAFE Index.
††The Custom Benchmark for the 3 to 1 Strategic Income Fund is comprised of 50% Barclays Capital US Aggregate Bond Index and 50% Barclays Capital US High Yield Intermediate Bond Index.

Comparison of a $10,000 Investment in the 3 to 1 Diversified Equity Fund, MSCI World Index and the Custom Benchmark
3 to 1 Diversified Equity Fund - $9,827
MSCI World Index - $10,023
Custom Benchmark - $11,008
Value ($)
$11,750
$11,250
$10,750
$10,250
$9,750
$9,250
$8,750
$8,250
$7,750
$7,250
$6,750
$6,250
$5,750
$5,250
$4,750
Inception date
January 31, 2008
Dec-07
Feb-08
Apr-08
Jun-08
Aug-08
Oct-08
Dec-08
Feb-09
Apr-09
Jun-09
Aug-09
Oct-09
Dec-09
Feb-10
Apr-10
Jun-10
Aug-10
Oct-10
Dec-10
Feb-11
Apr-11
Jun-11
Date

The chart above assumes an initial investment of $10,000 made on January 31, 2008 (commencement of Fund operations) and held through June 30, 2011. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The MSCI World Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted.

For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-866-616-4848.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Custom Benchmark for the 3 to 1 Diversified Equity Fund is comprised of 50% Russell 1000 Growth Index, 20% Russell 2000 Index and 30% MSCI EAFE Index.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on January 31, 2008 (commencement of Fund operations) and held through June 30, 2011.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized unmanaged index of fixed income prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Indices plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted.

For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-866-616-4848.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Custom Benchmark for the 3 to 1 Strategic Income Fund is 50% Barclays Capital US Aggregate Bond Index and 50% Barclays Capital US High Yield Intermediate Bond Index.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

  1As a percent of net assets.

The 3 to 1 Diversified Equity Fund seeks to provide long-term capital appreciation and, secondarily, income.

1As a percent of net assets.

The 3 to 1 Strategic Income Fund seeks to provide total return.  Total return is comprised of long-term capital appreciation and income.

Availability of Portfolio Schedules – (Unaudited)

The Funds each file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

3 to 1 Diversified Equity Fund	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period* January 1, 2011 – June 30, 2011
Actual	$1,000.00	$1,056.66	$5.87
Hypothetical **	$1,000.00	$1,019.09	$5.76

*Expenses are equal to the Equity Fund’s annualized expense ratio of 1.15%, multiplied by the average account value     over the period, multiplied by 181/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

3 to 1 Strategic Income Fund	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period* January 1, 2011 – June 30, 2011
Actual	$1,000.00	$1,033.96	$5.80
Hypothetical **	$1,000.00	$1,019.09	$5.76

*Expenses are equal to the Strategic Income Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

3 to 1 Diversified Equity Fund
Schedule of Investments
June 30, 2011
(Unaudited)

Common Stocks - 96.26%	Shares	Fair Value

Consumer Discretionary - 13.92%
Amazon.com, Inc. (a)	2,575	$526,562
Cabela's, Inc. (a)	24,718	671,094
Capella Education Co. (a)	6,791	284,203
Carnival Corp.	9,818	380,343
CBS Corp. - Class B	6,534	186,154
Chipotle Mexican Grill, Inc. (a)	1,375	423,761
Comcast Corp. - Class A	13,095	331,827
Compagnie Financiere Richemont SA - Class A (a)	2,991	195,552
DIRECTV - Class A (a)	2,874	146,057
Enterprise Inns plc (a)	47,580	48,926
Gap Inc. / The	6,390	115,659
General Motors Co. (a)	4,869	147,823
Goodyear Tire & Rubber Co. / The (a)	5,040	84,521
Hasbro, Inc.	7,898	346,959
HONDA MOTOR CO., Ltd.	7,800	297,957
Johnson Controls, Inc.	15,647	651,854
Kabel Deutschland Holding AG (a)	1,998	122,824
KEIHIN CORP.	4,700	98,528
LG Electronics, Inc.	1,388	107,774
Lowe's Companies, Inc.	6,492	151,328
Lululemon Athletica (a)	2,700	301,914
Melia Hotels International SA (a)	12,914	155,965
MGM China Holdings, Ltd. (a)	83,600	153,851
Modern Times Group - Class B	2,822	186,805
Newell Rubbermaid, Inc.	8,179	129,065
Omnicom Group, Inc.	3,613	174,002
Priceline.com, Inc. (a)	1,175	601,518
Service Corp. International	46,300	540,784
Shenzhou International Group	54,000	73,561
Starwood Hotels & Resorts Worldwide, Inc.	7,800	437,112
Sturm, Ruger, & Co., Inc.	14,076	308,968
Viacom, Inc. - Class B	3,635	185,385
WH Smith PLC	21,775	171,262
William Hill plc	58,172	213,307
		8,953,205

Consumer Staples - 7.18%
AIN PHARMACIEZ, INC.	2,600	106,241
Carlsberg A/S	2,600	282,762
China Agri-Industries Holdings, Ltd.	86,065	91,139
Coca-Cola Enterprises, Inc.	7,691	224,423
Constellation Brands, Inc. (a)	15,234	317,172
CVS Caremark Corp.	5,928	222,774
Energizer Holdings, Inc. (a)	3,670	265,561
FamilyMart Co., Ltd.	6,482	236,774
JAPAN TOBACCO, INC.	56	214,611
Kellogg Co.	3,633	200,978
Kirin Holdings Co., Ltd.	10,000	138,559
Nestle SA	9,562	593,366
Nu Skin Enterprises, Inc.	14,310	537,340
PepsiCo, Inc.	3,887	273,761
Pricesmart, Inc.	14,700	753,081
Sara Lee Corp.	8,525	161,890
		4,620,432

See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

Common Stocks - 96.26% - continued	Shares	Fair Value

Energy - 9.55%
Atwood Oceanics, Inc. (a)	15,499	$683,971
BG Group plc	14,278	324,125
Cameron International Corp. (a)	10,100	507,929
Chevron Corp.	3,055	314,176
Consol Energy, Inc.	2,294	111,213
El Paso Corp.	15,177	306,575
Exxon Mobil Corp.	5,052	411,132
Galp Energia, SGPS, S.A. - Class B	12,405	295,858
Hess Corp.	3,898	291,414
KazMunaiGas Exploration Production (c)	7,200	146,694
Kinder Morgan Management, LLC. (a)	6,764	443,651
Occidental Petroleum Corp.	4,625	481,185
Royal Dutch Shell PLC - Class A	12,968	461,775
Schlumberger, Ltd	11,594	1,001,722
SM Energy Co.	2,311	169,812
Tullow Oil plc (a)	9,550	190,117
		6,141,349

Financials - 16.37%
Ageas	49,560	134,439
AIA Group, Ltd. (a)	42,000	145,465
Alleghany Corp. (a)	843	280,812
Allianz SE	2,274	317,594
Ameriprise Financial, Inc.	3,780	218,030
Banco Santander SA	20,730	239,330
Bank of America Corp.	17,960	196,842
Bank of New York Mellon Corp. / The	5,848	149,826
Bank Sarasin & Cie AG (a)	3,954	156,375
CB Richard Ellis Group, Inc. (a)	17,050	428,125
Citigroup, Inc.	6,450	268,578
Discover Financial Services	8,520	227,910
Eaton Vance Corp.	13,358	403,812
Fifth Third Bancorp	14,048	179,112
Fondiaria - Sai S.p.A. (a)	9,934	39,348
Fondiaria - Sai S.p.A. - Risparmio Shares (a)	19,336	37,986
HSBC Holdings plc	39,851	395,644
ING Groep N.V. (a) (e)	22,258	273,945
JPMorgan Chase & Co.	9,277	379,800
Julius Baer Group, Ltd. (a)	6,309	260,227
Legg Mason, Inc.	5,840	191,318
MBIA, Inc. (a)	44,324	385,176
MetLife, Inc.	5,338	234,178
Metro Pacific Investments Corp.	1,821,413	150,471
Mitsubishi Estate Co., Ltd.	14,000	243,734
Montpelier Re Holdings, Ltd.	22,660	407,880
PNC Financial Services Group, Inc.	4,059	241,957
Societe Generale	9,470	561,832
State Street Corp.	5,159	232,619
Sumitomo Mitsui Financial Group, Inc.	9,318	284,755
Swire Pacific, Ltd. - Class A	11,500	168,925
Tejon Ranch Co. (a)	11,490	391,809
Tokio Marine Holdings, Inc.	13,500	375,279
Travelers Companies, Inc. / The	2,657	155,116
U.S. Bancorp	6,647	169,565
UBS AG (a)	15,872	288,976
UniCredit SpA	141,207	298,903
Unum Group	7,266	185,138
Wells Fargo & Co.	9,480	266,009
White Mountains Insurance Group, Ltd.	848	356,296
Zurich Financial Services AG (a)	837	211,337
		10,534,473

See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

Common Stocks - 96.26% - continued	Shares	Fair Value

Health Care - 11.22%
Alere, Inc. (a)	3,155	$115,536
Alexion Pharmaceuticals, Inc. (a)	10,350	486,760
Allergan, Inc.	8,000	666,000
Amgen, Inc. (a)	2,650	154,627
Bayer AG (a)	4,239	340,728
Bristol-Myers Squibb Co.	6,655	192,729
Covidien PLC	4,514	240,280
Express Scripts, Inc. (a)	8,350	450,733
Fresenius Medical Care AG & Co KGaA	3,443	257,328
HCA Holdings, Inc. (a)	4,772	157,476
Illumina, Inc. (a)	4,650	349,447
Intuitive Surgical, Inc. (a)	1,225	455,835
Medtronic, Inc.	4,738	182,555
Merck & Co., Inc.	7,555	266,616
NIHON KOHDEN CORP.	2,500	61,819
Owens & Minor, Inc.	10,987	378,942
Perrigo Co.	7,000	615,090
Pfizer, Inc.	13,525	278,615
QLT, Inc. (a)	9,287	66,959
Roche Holding AG	2,777	464,043
Sanofi (b)	6,407	257,369
Tenet Healthcare Corp. (a)	64,113	400,065
UCB SA	2,216	99,550
UnitedHealth Group, Inc.	5,484	282,865
		7,221,967

Industrials - 13.89%
ABB, Ltd. (a) (b)	6,674	173,190
Alexander & Baldwin, Inc.	13,244	637,831
Astaldi S.p.A (a)	18,863	138,520
Atlantia S.p.A	9,440	200,918
BBA Aviation PLC	62,131	216,952
Caterpillar, Inc.	2,825	300,749
Corrections Corp. of America (a)	19,822	429,146
Danieli, S.p.A. - Risparmio shares	13,013	196,781
De La Rue plc	7,951	97,588
Deutsche Post AG	8,944	171,818
DP World, Ltd.	8,915	109,476
Expeditors International of Washington, Inc.	8,600	440,234
Foster Wheeler AG (a)	3,805	115,596
Gategroup Holding AG (a)	1,908	84,070
General Electric Co.	19,251	363,074
Harsco Corp.	3,427	111,720
Honeywell International, Inc.	3,648	217,384
Hutchison Whampoa, Ltd.	17,000	183,518
ITOCHU Corp.	30,600	315,624
Jardine Matheson Holdings, Ltd.	7,788	446,564
Knoll, Inc.	9,441	189,481
MAN AG	958	127,728
MAN SE	800	69,592
Mitsubishi Corp.	5,400	133,730
Mitsui & Co., Ltd.	27,500	471,273
MTR Corp., Ltd.	41,340	146,632
Norfolk Southern Corp.	2,648	198,415
Northrop Grumman Corp.	3,751	260,132
Old Dominion Freight Line, Inc. (a)	15,795	589,153
Pfeiffer Vacuum Technology AG	482	60,427
Polypore International, Inc. (a)	3,700	251,008
Prysmian SpA	7,685	154,540
Shenzhen International Holdings, Ltd.	1,577,500	123,666
Siemens AG (b)	1,135	156,097
Stanley Black & Decker, Inc.	2,147	154,691
STX OSV Holdings, Ltd.	46,000	52,085
Tredegar Corp.	23,304	427,628
Union Pacific Corp.	4,050	422,820
		8,939,851

See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

Common Stocks - 96.26% - continued	Shares	Fair Value

Information Technology - 12.42%
Advent Software, Inc. (a)	11,300	$318,321
Alcatel-Lucent (a) (b)	21,079	121,626
Amadeus IT Holding SA - Class A (a)	18,407	381,895
AOL, Inc. (a)	20,004	397,279
Apple, Inc. (a)	2,300	772,041
Applied Materials, Inc.	13,656	177,665
ARM Holdings plc (b)	12,700	361,061
CANON, INC.	3,900	183,990
Cisco Systems, Inc.	9,286	144,954
Citrix Systems, Inc. (a)	7,725	618,000
Cognizant Technology Solutions Corp. - Class A (a)	10,000	733,400
Computershare, Ltd.	11,101	105,417
eBay, Inc. (a)	6,351	204,947
EMC Corp/Massachusetts (a)	17,450	480,747
FUJIFILM Holdings Corp.	6,000	185,661
Google, Inc. (a)	1,025	519,040
Juniper Networks, Inc. (a)	14,800	466,200
Micrel, Inc.	25,209	266,711
Microsoft Corp.	6,062	157,612
Oracle Corp.	8,180	269,204
Qualcomm, Inc.	10,950	621,851
ValueClick, Inc. (a)	30,200	501,320
		7,988,942

Materials - 5.94%
AbitibiBowater, Inc. (a)	3,305	67,092
Air Products & Chemicals, Inc.	1,838	175,676
Albemarle Corp.	9,190	635,948
BlueScope Steel, Ltd.	96,664	124,703
Buzzi Unicem S.p.A (a)	6,442	89,710
Buzzi Unicem S.p.A. - Risparmio Shares	4,491	34,835
Freeport-McMoRan Copper & Gold, Inc.	4,950	261,855
Martin Marietta Materials, Inc.	3,182	254,465
Monsanto Co.	5,250	380,835
NewMarket Corp.	3,907	666,964
Potash Corp. of Saskatchewan, Inc.	6,825	388,957
Rio Tinto PLC (b)	8,493	612,282
Vulcan Materials Co.	3,269	125,955
		3,819,277

Telecommunication Services - 3.22%
AT&T, Inc.	8,560	268,870
Axiata Group Berhad	64,200	106,522
CenturyLink, Inc.	5,409	218,686
Millicom International Cellular S.A.	3,653	378,999
NIPPON TELEGRAPH & TELEPHONE CORP.	8,900	425,935
PCCW, Ltd.	350,000	150,683
Telefonica S.A.	11,940	291,866
Vodafone Group Plc (b)	8,679	231,903
		2,073,464

Utilities - 2.55%
Calpine Corp. (a)	12,206	196,883
EDF SA	3,514	138,093
Edison International	4,082	158,178
Enagas SA	12,102	293,194
International Power plc	24,388	125,957
IREN S.p.A	186,923	336,051
PPL Corp.	8,260	229,876
Public Service Enterprise Group, Inc.	5,014	163,657
		1,641,889

TOTAL COMMON STOCKS (Cost $55,920,906)		61,934,849

See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

Real Estate Investment Trusts - 1.77%	Shares	Fair Value

First Industrial Realty Trust, Inc. (a)	22,661	$259,468
Hatteras Financial Corp.	11,400	321,822
UDR, Inc.	15,405	378,193
Weyerhaeuser Co.	8,231	179,930

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $959,973)		1,139,413

Rights - 0.04%

Fondiaria - Sai S.p.A (a)	2,500	6,271
Fondiaria- Sai S.p.A - Risparmio Shares (a)	19,336	17,101

TOTAL RIGHTS (Cost $114,746)		23,372

Money Market Securities - 1.74%

Federated Government Obligations Fund - Class I, 0.01% (d)	650,213	650,213
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Shares, 0.17% (d)	410,662	410,662
Fidelity Institutional Money Market: Treasury Only - Class I, 0.01% (d)	60,833	60,833

TOTAL MONEY MARKET SECURITIES (Cost $1,121,708)		1,121,708

TOTAL INVESTMENTS (Cost $58,117,333) - 99.81%		$64,219,342

Cash & other assets less liabilities - 0.19%		120,342

TOTAL NET ASSETS - 100.00%		$64,339,684

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Global Depositary Receipt.
(d) Variable Rate Security; the money market rate shown represents the rate at June 30, 2011.
(e) Dutch Certificate

See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

Diversification of Assets:	Percentage of
Net Assets
Australia	0.61%
Bermuda	1.91%
Canada	1.06%
Cayman Islands	1.03%
Denmark	0.45%
France	2.19%
Germany	3.55%
Hong Kong	1.34%
Italy	2.82%
Japan	5.49%
Kazakhstan	0.49%
Luxembourg	0.68%
Netherlands	1.53%
Norway	0.24%
Portugal	0.65%
Singapore	0.50%
South Korea	0.31%
Spain	2.05%
Sweden	0.13%
Switzerland	3.70%
United Arab Emirates	0.28%
United Kingdom	6.85%
United States	61.95%
Total	99.81%
Cash & other assets less liabilities	0.19%
Grand Total	100.00%

See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments
June 30, 2011
(Unaudited)

Asset-Backed Securities - 1.87%	Principal Amount	Fair Value

AESOP Funding II, LLC, Series 2010-2A, Class A, 3.630%, 08/20/2014 (b)	$100,000	$103,701
AESOP Funding II, LLC, Series 2011-1A, Class A, 1.850%, 09/20/2013 (b)	130,000	130,610
Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 01/15/2016	130,000	131,789
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610%, 10/08/15	30,000	30,247
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A3, 1.170%, 01/08/16	35,000	34,958
Centre Point Funding, LLC, Series 2010-1A, Class 1, 5.430%, 07/20/2016 (b)	75,156	79,922
Hertz Vehicle Financing, LLC, Series 2009-2A, Class A1, 4.260%, 03/25/2014 (b)	100,000	104,536
World Financial Network Credit Card Master Trust, Series 2009-D, Class A, 4.660%, 05/15/2017	70,000	74,737
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 04/15/2019	20,000	21,176

TOTAL ASSET-BACKED SECURITIES (Cost $695,875)		711,676

Corporate Bonds - 58.63%

Alcoa, Inc., 6.150%, 08/15/2020	40,000	42,450
Allis-Chalmers Energy, Inc., 9.000%, 01/15/2014	498,000	509,828
Ally Financial, Inc., 6.000%, 12/15/2011	18,000	18,270
Ally Financial, Inc., 6.625%, 05/15/2012	75,000	76,781
Ally Financial, Inc., 8.000%, 11/01/2031	915,000	979,721
Ally Financial, Inc., 8.000%, 11/01/2031	55,000	59,813
Ally Financial, Inc., 8.300%, 02/12/2015	80,000	89,600
American Capital, Ltd., 8.960%, 12/31/2013 (a)	584,000	592,151
American Casino & Entertainment Properties, Inc., 11.000%, 06/15/2014	931,000	977,550
American Railcar Industries, Inc., 7.500%, 03/01/2014	498,000	511,695
American Tower Corp., 4.625%, 04/01/2015	45,000	47,415
Amphenol Corp., 4.750%, 11/15/2014	45,000	49,068
William Hill plc	55,000	61,977
Anadarko Petroleum Corp., 6.375%, 09/15/2017	60,000	68,869
ATP Oil & Gas Corp., 11.875%, 05/01/2015	969,000	988,380
Bear Stearns Co., LLC., 6.400%, 10/02/2017	90,000	102,818
Briggs & Stratton Corp., 6.875%, 12/15/2020	60,000	63,900
Brocade Communications System, Inc., 6.625%, 01/15/2018	55,000	58,300
Brocade Communications System, Inc., 6.875%, 01/15/2020	25,000	27,063
Bunge Limited Finance Co., 4.100%, 03/15/2016	55,000	57,353
Cablevision Systems Corp., 7.750%, 04/15/2018	45,000	48,206
Cablevision Systems Corp., 8.000%, 04/15/2020	30,000	32,325
Caesars Entertainment, 11.250%, 06/01/2017	898,000	995,657
CC Holdings GS V LLC, 7.750%, 05/01/2017 (b)	110,000	119,625
Chevron Phillips Chemical Co. LLC, 4.750%, 02/01/2021 (b)	20,000	20,254
Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/2019 (b)	60,000	74,502
CIT Group, Inc., 7.000%, 05/01/2017	992,834	991,593
Citigroup, Inc., 6.500%, 08/19/2013	75,000	81,608
Coffeyville Resources LLC, 10.875%, 04/01/2017 (b)	95,000	108,300
Continental Airlines 2010-A, 4.750%, 01/12/2021	40,000	39,000
Crane Co., 6.550%, 11/15/2036	60,000	63,128
Denbury Resources, Inc., 6.375%, 08/15/2021	55,000	55,137
Embarq Corp., 7.995%, 06/01/2036	205,000	210,618
Energy Transfer Partners L.P., 6.050%, 06/01/2041	140,000	136,136
Kinder Morgan Management, LLC. (a)	65,000	69,071
Equifax, Inc., 7.000%, 07/01/2037	35,000	37,668
Exco Resources, Inc., 7.500%, 09/15/2018	592,000	578,680
Expedia, Inc., 5.950%, 08/15/2020	15,000	14,662
Felcor Lodging, L.P., 10.000%, 10/01/2014	403,000	454,383
Fiserv, Inc., 3.125%, 10/01/2015	100,000	101,315
Ford Motor Credit Co. LLC, 5.000%, 05/15/2018	245,000	244,775
Ford Motor Credit Co. LLC, 7.000%, 04/15/2015	105,000	113,679
Frontier Communications Corp., 7.875%, 04/15/2015	60,000	65,400
Frontier Communications Corp., 7.875%, 01/15/2027	80,000	78,400
Frontier Communications Corp., 8.250%, 04/15/2017	20,000	21,850
GATX Corp., 4.750%, 05/15/2015	85,000	90,262
General Electric Capital Corp., 5.300%, 02/11/2021	75,000	78,187
General Electric Capital Corp., 2.250%, 11/09/2015	185,000	182,041
General Motors Financial Co., Inc., 6.750% 06/01/2018 (b)	65,000	65,488
Georgia-Pacific LLC, 8.875%, 05/15/2031	125,000	158,337
Goldman Sachs Group, Inc., 6.750%, 10/01/2037	95,000	95,289
Fondiaria - Sai S.p.A. - Risparmio Shares (a)	75,000	80,437
Harbinger Group, Inc., 10.625%, 11/15/2015	933,000	967,987
HCA, Inc., 7.500%, 12/15/2023	25,000	23,687
HSBC Finance Corp., 7.000%, 05/15/2012	40,000	42,138
Icahn Enterprises LP, 8.000%, 01/15/2018	967,000	986,340
International Lease Finance Corp., 5.550%, 09/05/2012	5,000	5,138

See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

Corporate Bonds - 58.63% - continued	Principal Amount	Fair Value

International Lease Finance Corp., 5.650%, 06/01/2014	$60,000	$60,300
International Lease Finance Corp., 5.750%, 05/15/2016	70,000	69,002
International Lease Finance Corp., 6.250%, 05/15/2019	30,000	29,357
International Lease Finance Corp., 6.375%, 03/25/2013	15,000	15,525
IPALCO Enterprises, Inc., 5.000%, 05/01/2018 (b)	35,000	34,277
ITC Deltacom, Inc., 10.500%, 04/01/2016	542,000	569,100
JPMorgan Chase & Co., 6.000%, 01/15/2018	20,000	22,273
K. Hovnanian Enterprise, 10.625%, 10/15/2016	997,000	999,492
Kinder Morgan Finance Co. LLC, 6.000%, 01/15/2018 (b)	125,000	130,312
Lear Corp., 7.875%, 03/15/2018	40,000	43,200
Level 3 Financing, Inc., 10.000%, 02/01/2018	745,000	803,669
Medco Health Solutions, Inc., 7.250%, 08/15/2013	35,000	38,988
Merrill Lynch & Co., 6.875%, 04/25/2018	110,000	121,873
MetroPCS Wireless, Inc., 7.875%, 09/01/2018	197,000	209,559
MGM Resorts International, 11.375%, 03/01/2018	880,000	992,200
Morgan Stanley, 5.750%, 01/25/2021	115,000	116,573
Morgan Stanley, 6.625%, 04/01/2018	70,000	77,217
Motorola Solutions, Inc., 6.625%, 11/15/2037	4,000	4,464
Motorola Solutions, Inc., 7.500%, 05/15/2025	15,000	17,588
National Semiconductor Corp., 3.950%, 04/15/2015	85,000	90,447
NII Capital Corp., 7.625%, 04/01/2021	30,000	31,500
Omnicare, Inc., 7.750%, 06/01/2020	40,000	42,650
Oneok Partners, L.P., 8.625%, 03/01/2019	40,000	50,927
Oshkosh Corp., 8.250%, 03/01/2017	60,000	64,650
Owens Corning, Inc., 7.000%, 12/01/2036	40,000	40,646
Parker Drilling Co., 9.125%, 04/01/2018	90,000	95,400
PHI Inc., 8.625%, 10/15/2018	750,000	787,500
Qwest Corp., 8.875%, 03/15/2012	40,000	42,200
Reynolds American, Inc., 7.250%, 06/15/2037	95,000	102,689
RPM International, Inc., 6.125%, 10/15/2019	60,000	64,384
Rowan Companies, Inc., 5.000%, 09/01/2017	65,000	69,638
RR Donnelley & Sons Co., 7.250%, 05/15/2018	100,000	100,025
Service Corp. International, 7.000%, 5/15/2019	55,000	58,162
SLM Corp., 5.000%, 10/01/2013	50,000	52,028
SLM Corp., 5.375%, 05/15/2014	10,000	10,418
SLM Corp., 6.250%, 01/25/2016	130,000	135,008
SLM Corp., 8.450%, 06/15/2018	50,000	54,953
SM Energy Co., 6.625%, 02/15/2019 (b)	20,000	20,100
Smithfield Foods, Inc., 10.000%, 07/15/2014	35,000	40,775
Sprint Capital Corp., 6.875%, 11/15/2028	165,000	157,162
Sprint Capital Corp., 8.750%, 03/15/2032	943,000	1,025,512
Standard Pacific Corp., 10.750%, 09/15/2016	844,000	960,050
Suntrust Banks, Inc., 3.600%, 04/15/2016	105,000	106,134
Time Warner Cable, Inc., 8.250%, 04/01/2019	50,000	62,453
Time Warner, Inc., 6.500%, 11/15/2036	60,000	64,172
Timken Co., 6.000%, 09/15/2014	55,000	60,859
US Steel Corp., 6.650%, 06/01/2037	15,000	13,237
US Steel Corp., 7.375%, 04/01/2020	30,000	30,975
USG Corp., 6.300%, 11/15/2016	55,000	48,675
Valeant Pharmaceuticals International, 6.750%, 10/01/2017 (b)	25,000	24,625
Valeant Pharmaceuticals International, 6.875%, 12/01/2018 (b)	125,000	123,125
Vulcan Materials, 6.500%, 12/01/2016	60,000	59,698
Whirlpool Corp., 4.850%, 06/15/2021	140,000	138,752
Willis North America, Inc., 6.200%, 03/28/2017	55,000	60,041
Willis North America, Inc., 7.000%, 09/29/2019	10,000	11,098
Windstream Corp., 7.500%, 04/01/2023	180,000	180,900
Windstream Corp., 8.125%, 09/01/2018	25,000	26,625

TOTAL CORPORATE BONDS (Cost $21,294,697)		22,377,467

See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

Convertible Corporate Bonds - 6.27%	Principal Amount	Fair Value

Energy Conversion Devices, Inc., 3.000%, 06/15/2013	$1,653,000	$884,355
Global Industries Ltd., 2.750%, 08/01/2027	1,257,000	930,180
JA Solar Holdings Co., Ltd., 4.500%, 05/15/2013 (c)	624,000	577,200

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,701,893)		2,391,735

Foreign Bonds - Denominated in U.S. Dollars - 7.61%

Arcelormittal, 6.750%, 03/01/2041	135,000	134,232
Arcelormittal, 9.850%, 06/01/2019	35,000	44,435
Axtel Sab De CV, 9.000%, 09/22/2019 (b)	110,000	107,965
Bombardier, Inc., 7.500%, 03/15/2018 (b)	65,000	73,125
Celulosa Arauco Constitution, 5.000%, 01/21/2021	55,000	54,830
Dubai Electricity & Water, 8.500%, 04/22/2015 (b)	100,000	111,625
Eaccess, Ltd., 8.250%, 04/01/2018 (b)	200,000	200,500
Enersis SA, 7.375%, 01/15/2014	40,000	44,740
HKCG Finance LTD, 6.250%, 08/07/2018 (b)	100,000	114,745
Inmarsat Finance PLC, 7.375%, 12/01/2017 (b)	100,000	106,500
Korea Development Bank, 4.000%, 09/09/2016	200,000	205,526
Mexico Government International Bond, 6.050%, 01/11/2040	116,000	124,004
Myriad International Holding BV, 6.375%, 07/28/2017 (b)	100,000	108,500
Pan American Energy LLC, 7.875%, 05/07/2021 (b)	115,000	122,475
Petrobras International Finance Co., 6.750%, 01/27/2041	40,000	42,885
Petrobras International Finance Co., 6.875%, 01/20/2040	105,000	112,325
Qtel International Finance, Ltd., 7.875%, 06/10/2019 (b)	100,000	120,500
Royal Bank of Scotland PLC, 4.875%, 03/16/2015	160,000	166,193
Sigma Alimentos SA, 5.625%, 04/12/2018 (b)	150,000	153,750
Telemar Norte Leste SA, 5.500%, 10/23/2020 (b)	129,000	128,032
Transalta Corp., 4.750%, 01/15/2015	65,000	69,469
Transocean, Inc., 4.950%, 11/15/2015	175,000	189,493
True Move Co., Ltd., 10.750%, 12/16/2013 (b)	100,000	108,375
Votorantim Cimentos SA, 7.250%, 04/05/2041 (b)	200,000	198,500
Willis Group Holdings Lt., 4.125%, 03/15/2016	60,000	61,237

TOTAL FOREIGN BONDS - DENOMINATED IN US DOLLARS (Cost $2,714,235)		2,903,961

Mortgage-Backed Securities - 13.77%

Bank of America Funding Corp., Series 2005-B, Class 3A1, 0.416%, 04/20/2035 (a)	79,111	62,980
Bank of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 02/10/2051	130,000	139,433
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 02/11/2044	25,000	26,442
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A2B, 5.205%, 12/11/2049	40,000	40,862
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	160,000	169,997
Commercial Mortgage Pass-Through Certification, Series 2006-C7, Class A4, 5.751%, 06/10/2046 (a)	50,000	55,448
Credit Suisse Mortgage Capital Certificate, Series 2007-C3, Class A4, 5.702%, 06/15/2039 (a)	80,000	84,781
Credit Suisse Mortgage Capital Certificate, Series 2007-C5, Class A4, 5.695%, 09/15/2040	235,000	249,499
CW Capital Cobalt, Ltd., 5.484%, 04/15/2047	100,000	106,307
Fannie Mae, Pool #AA1257, 4.500%, 12/01/2035	74,899	78,058
Fannie Mae, Pool #935537, 4.500%, 08/01/2039	40,267	41,736
Fannie Mae, Pool #745147, 4.500%, 12/01/2035	82,481	85,960
Fannie Mae, Pool #AD7776, 4.500%, 08/01/2040	56,963	59,041
Fannie Mae, Pool #AD8529, 4.500%, 08/01/2040	191,034	197,987
Fannie Mae, Pool #949440, 5.000%, 05/01/2023	42,725	45,896
Fannie Mae, Pool #745275, 5.000%, 02/01/2036	125,731	134,258
Fannie Mae, Pool #969968, 5.000%, 04/01/2038	57,013	60,684
Fannie Mae, Pool #AA4936, 5.000%, 03/01/2039	100,326	106,785
Fannie Mae, Pool #899999, 5.500%, 10/01/2022	69,262	75,130
Fannie Mae, Pool #967690, 5.500%, 01/01/2038	74,287	80,488
Fannie Mae, Pool #974533, 5.500%, 04/01/2038	225,329	243,926
Fannie Mae, Pool #933795, 5.500%, 05/01/2038	60,232	65,203
Fannie Mae, Pool #975103, 5.500%, 06/01/2038	58,658	63,499
Fannie Mae, Pool #995937, 5.500%, 06/01/2039	119,552	129,662
Fannie Mae, Pool #AEO392, 5.500%, 12/01/2039	85,108	92,451
Fannie Mae, Pool #810747, 6.000%, 01/01/2035	68,734	75,956
Fannie Mae, Pool #994459, 6.000%, 11/01/2038	35,901	39,472
Fannie Mae, Pool #970958, 6.000%, 01/01/2039	45,463	50,240
Fannie Mae, Pool #888890, 6.500%, 10/01/2037	38,637	43,801
Freddie Mac, Pool #G04282, 5.000%, 05/01/2038	144,963	154,135
Freddie Mac, Pool #G05926, 5.000%, 07/01/2040	67,836	72,171
Freddie Mac, Pool #G05958, 5.000%, 08/01/2040	338,804	360,453
Freddie Mac, Pool #A93473, 5.000%, 08/01/2040	145,947	155,273
Freddie Mac, Pool #A57561, 5.500%, 02/01/2037	16,492	17,858
Freddie Mac, Pool #A58420, 5.500%, 03/01/2037	18,348	19,869
Freddie Mac, Pool #G03150, 5.500%, 08/01/2037	16,755	18,143
Freddie Mac, Pool #C03466, 5.500%, 03/01/2040	24,743	26,793
Freddie Mac, Pool #G04222, 5.500%, 04/01/2038	114,412	123,891
Freddie Mac, Pool #G04337, 5.500%, 04/01/2038	54,799	59,338
Freddie Mac, Pool #G05546, 5.500%, 07/01/2039	144,866	156,868
Ginnie Mae, Pool #682758, 5.500%, 01/15/2038	16,623	18,314

See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

Mortgage-Backed Securities - 13.77% - continued	Principal Amount	Fair Value

Ginnie Mae, Pool #701544, 5.500%, 01/15/2039	$59,567	$65,626
Ginnie Mae, Pool #782167, 6.000%, 06/15/2037	89,639	100,015
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 03/10/2039	45,000	48,334
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	60,000	64,479
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	120,000	130,194
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.800%, 08/10/2045 (a)	135,000	145,153
JP Morgan Chase Commercial Mortgage, Series 2006-LDP7, Class A4, 6.067%, 04/15/2045 (a)	155,000	172,220
JP Morgan Chase Commercial Mortgage, Series 2007-CB18, Class A4, 5.440%, 06/12/2047	25,000	26,755
JP Morgan Chase Commercial Mortgage, Series 2007-LDPX, Class A3, 5.420%, 01/15/2049	100,000	107,361
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 07/15/2030	100,000	101,060
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.867%, 06/15/2038 (a)	50,000	55,303
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 09/15/2039	50,000	54,449
Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 04/15/2049	25,000	26,864
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.641%, 06/11/2042 (a)	40,000	44,344
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	120,000	129,762
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	90,000	94,897

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,902,887)		5,255,904

U.S Government Securities - 6.80%

U.S. Treasury Note, 2.625%, 08/15/2020	15,000	14,522
U.S. Treasury Note, 2.625%, 11/15/2020	445,000	428,660
U.S. Treasury Note, 3.625%, 08/15/2019	525,000	559,453
U.S. Treasury Note, 3.625%, 02/15/2021	1,095,000	1,141,966
U.S. Treasury Note, 4.250%, 11/15/2040	95,000	92,877
U.S. Treasury Note, 4.375%, 05/15/2040	245,000	244,886
U.S. Treasury Note, 4.750%, 02/15/2041	80,000	85,050
U.S. Treasury Note, 5.375%, 02/15/2031	25,000	29,305

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,560,744)		2,596,719

Preferred Stock - 0.31%	Shares

Ally Financial, Inc., 7.000%, callable 12/31/2011 (b)	27	25,375
Ally Financial, Inc., 8.500%, callable 05/15/2016	3,248	81,297
SLM Corp., 6.970%, callable 08/18/2011	265	12,590

TOTAL PREFERED STOCKS (Cost $99,411)		119,262

Common Stock - 0.00%

Trump Entertainment Resorts (d) (f)	372	-

TOTAL COMMON STOCK (Cost $629,736)		-

Money Market Securities - 3.14%

Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Shares, 0.13% (e)	1,029,698	1,029,698
Fidelity Institutional Money Market: Treasury Only - Class I, 0.01% (e)	168,760	168,760

TOTAL MONEY MARKET SECURITIES (Cost $1,198,458)		1,198,458

TOTAL INVESTMENTS (Cost $36,797,936) - 98.40%		$37,555,182

Other assets less liabilities - 1.60%		611,925

TOTAL NET ASSETS - 100.00%		$38,167,107

(a) Variable Rate Security; the rate shown represents the rate at June 30, 2011.
(b) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(c) Foreign convertible bond denominated in U.S. Dollars.
(d) Trump Entertainment Resorts converted from debt to equity due to bankruptcy/liquidation. The shares are unregistered and restricted for resale.
(e) Variable Rate Security; the money market rate shown represents the rate at June 30, 2011.
(f) Non-income producing.

See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
Statements of Assets and Liabilities
June 30, 2011
(Unaudited)

	3 to 1	3 to 1
	Diversified Equity	Strategic Income
	Fund	Fund
Assets
Investment in securities:
At cost	$58,117,333	$36,797,936
At value	$64,219,342	$37,555,182

Foreign cash translated into U.S. dollars (Cost $96,959)	97,108	-
Receivable for Fund shares sold	46,332	12,485
Securities sold receivable	204,215	174,552
Reclaims receivable	62,175	-
Dividends receivable	68,269	-
Interest receivable	98	537,580
Prepaid expenses	15,090	18,776
Total assets	64,712,629	38,298,575

Liabilities
Payable for investments purchased	221,504	55,774
Other accrued expenses	22,469	35,369
Payable for Fund shares redeemed	46,228	12,451
Payable to Adviser (a)	25,194	10,218
Payable to administrator, transfer agent, and fund accountant	14,999	11,247
Payable to trustees and officers	1,671	2,075
Payable to custodian	40,880	4,334
Total liabilities	372,945	131,468

Net Assets	$64,339,684	$38,167,107

Net Assets consist of:
Paid in capital	$64,203,924	$35,099,095
Accumulated undistributed net investment income (loss)	(174,390)	1,066,420
Accumulated undistributed net realized gain (loss) from investments
and foreign currency transactions	(5,799,357)	1,244,346
Net unrealized appreciation (depreciation) on:
Investments	6,102,009	757,246
Foreign currency transactions	7,498	-

Net Assets	$64,339,684	$38,167,107

Shares outstanding (unlimited number of shares authorized)	4,480,107	2,410,957

Net Asset Value and offering price per share	$14.36	$15.83

Redemption price per share (Net Asset Value * 98%) (b)	$14.07	$15.51

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Funds charge a 2% redemption fee on shares redeemed within 30 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 30 calendar days.

See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
Statements of Operations
For the six months ended June 30, 2011
(Unaudited)

	3 to 1 Diversified Equity Fund	3 to 1 Strategic Income Fund

Investment Income
Dividend income (net of withholding tax of $32,544 and $0 respectively)	$602,780	$2,140
Interest income	686	1,281,954
Total Income	603,466	1,284,094

Expenses
Investment Adviser fee	314,711	188,280
Custodian expenses	63,524	10,052
Transfer agent expenses	49,623	45,463
Fund accounting expenses	23,803	21,296
Administration expenses	28,332	17,237
Legal expenses	14,065	12,998
Pricing expenses	5,968	15,128
Registration expenses	10,708	10,300
Audit expenses	8,809	7,539
Trustee expenses	4,496	4,400
Report printing expenses	4,360	4,067
CCO expenses	3,892	3,889
Insurance expenses	1,633	1,633
Miscellaneous expenses	1,592	1,110
24f-2 expenses	308	1,147
Overdraft fees	148	-
Total Expenses	535,972	344,539
Fees waived and expenses reimbursed by Adviser (a)	(173,790)	(127,862)
Net operating expenses	362,182	216,677
Net investment income (loss)	241,284	1,067,417

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	8,290,463	799,114
Foreign currency transactions and translations	8,724	-
Change in unrealized appreciation (depreciation) on:
Investments	(5,101,755)	(607,430)
Foreign currency translations	(5,440)	-
Net realized and unrealized gain (loss) on investment securities and foreign currency transactions	3,191,992	191,684
Net increase (decrease) in net assets resulting from operations	$3,433,276	$1,259,101

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
3 to 1 Diversified Equity Fund
Statements of Changes In Net Assets

	Six months ended	Year ended
Increase (decrease) in net assets from:	June 30, 2011 (Unaudited)	December 31, 2010
Operations
Net investment income (loss)	$241,284	$333,723
Net realized gain (loss) on investment securities
and foreign currency transactions	8,299,187	810,096
Change in net unrealized appreciation (depreciation)
on investments and foreign currency transactions	(5,107,195)	7,908,502
Net increase (decrease) in net assets resulting from operations	3,433,276	9,052,321

Distributions
From net investment income	-	(715,029)
Total distributions	-	(715,029)

Capital Share Transactions
Proceeds from shares sold	4,172,145	23,539,642
Reinvestment of distributions	-	715,029
Amount paid for shares redeemed	(3,901,732)	(20,906,015)
Proceeds from redemption fees (a)	2,164	2,430
Net increase (decrease) in net assets resulting
from share transactions	272,577	3,351,086

Total Increase (Decrease) in Net Assets	3,705,853	11,688,378

Net Assets
Beginning of period	60,633,831	48,945,453

End of period	$64,339,684	$60,633,831

Accumulated undistributed net investment income
included in net assets at end of period	$(174,390)	$-

Capital Share Transactions
Shares sold	295,045	1,934,279
Shares issued in reinvestment of distributions	20	52,594
Shares redeemed	(276,111)	(1,740,911)

Net increase (decrease) from capital share transactions	18,954	245,962

(a) The Fund charges a 2% redemption fee on shares redeemed within 30 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 30 calendar days.

See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
3 to 1 Strategic Income Fund
Statements of Changes In Net Assets

	Six months ended	Year ended
Increase (decrease) in net assets from:	June 30, 2011 (Unaudited)	December 31, 2010
Operations
Net investment income (loss)	$1,067,417	$2,017,939
Net realized gain (loss) on investment securities
and foreign currency transactions	799,114	2,016,592
Change in net unrealized appreciation (depreciation)
on investments and foreign currency transactions	(607,430)	695,148
Net increase (decrease) in net assets resulting from operations	1,259,101	4,729,679

Distributions
From net investment income	-	(2,088,566)
From net realized gains	-	(1,536,620)
Total distributions	-	(3,625,186)

Capital Share Transactions
Proceeds from shares sold	2,652,351	14,079,252
Reinvestment of distributions	-	3,625,180
Amount paid for shares redeemed	(2,510,350)	(12,802,512)
Proceeds from redemption fees (a)	1,281	1,134
Net increase (decrease) in net assets resulting
from share transactions	143,282	4,903,054

Total Increase (Decrease) in Net Assets	1,402,383	6,007,547

Net Assets
Beginning of period	36,764,724	30,757,177

End of period	$38,167,107	$36,764,724

Accumulated undistributed net investment income
included in net assets at end of period	$1,066,420	$-

Capital Share Transactions
Shares sold	168,255	879,681
Shares issued in reinvestment of distributions	113	236,785
Shares redeemed	(159,045)	(802,978)

Net increase (decrease) from capital share transactions	9,323	313,488

(a) The Fund charges a 2% redemption fee on shares redeemed within 30 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 30 calendar days.

See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
3 to 1 Diversified Equity Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six months ended June 30, 2011		Year ended	Year ended	Period ended
	(Unaudited)		December 31, 2010	December 31, 2009	December 31, 2008	(a)

Selected Per Share Data:

Net asset value, beginning of period	$13.59		$11.61	$8.62	$15.00

Income from investment operations:
Net investment income (loss)	0.05		0.08	0.06	0.06
Net realized and unrealized gain (loss) on investments
and foreign currency transactions/translations	0.72		2.06	3.03	(6.51)
Reimbursements for currency loss	-		-	-	0.12
Total from investment operations	0.77		2.14	3.09	(6.33)

Less distributions:
From net investment income	-		(0.16)	(0.10)	(0.05)
Total distributions	-		(0.16)	(0.10)	(0.05)

Paid in capital from redemption fees (b)	-		-	-	-

Net asset value, end of period	$14.36		$13.59	$11.61	$8.62

Total Return (c)	5.67%	(d)	18.45%	35.88%	-42.22%	(d) (f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$64,340		$60,634	$48,945	$33,948

Ratio of expenses to average net assets (g)	1.15%	(e)	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waiver and reimbursement (g)	1.70%	(e)	1.82%	2.14%	2.10%	(e)
Ratio of net investment income (loss) to
average net assets (g)	0.77%	(e)	0.64%	0.66%	0.67%	(e)
Ratio of net investment income (loss) to
average net assets before waiver and reimbursement (g)	0.22%	(e)	(0.03)%	(0.33)%	(0.28)%	(e)
Portfolio turnover rate	58.87%		44.33%	59.73%	165.36%

(a) For the period January 31, 2008 (Commencement of Operations) to December 31, 2008.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) Before the reimbursement for currency trading error loss, the total return for the period would have been
-42.87%. The loss was covered under the Fund's insurance policy; the deductible was reimbursed to
Fund by the Adviser.
(g) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
3 to 1 Strategic Income
Financial Highlights
(For a share outstanding throughout each period)

	Six months ended June 30, 2011		Year ended	Year ended		Period ended
	(Unaudited)		December 31, 2010	December 31, 2009		December 31, 2008	(a)

Selected Per Share Data:

Net asset value, beginning of period	$15.31		$14.73	$11.99		$15.00

Income from investment operations:
Net investment income (loss)	0.44		0.94	1.09	(b)	0.94	(b)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions/translations	0.08		1.32	2.72		(3.15)
Total from investment operations	0.52		2.26	3.81		(2.21)

Less distributions:
From net investment income	-		(0.97)	(1.07)		(0.80)
From net realized gains	-		(0.71)	-		-
Total distributions	-		(1.68)	(1.07)		(0.80)

Paid in capital from redemption fees (c)	-		-	-		-

Net asset value, end of period	$15.83		$15.31	$14.73		$11.99

Total Return (d)	3.40%	(e)	15.31%	31.79%		-14.44%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$38,167		$36,765	$30,757		$19,234

Ratio of expenses to average net assets	1.15%	(f)	1.15%	1.15%		1.15%	(f)
Ratio of expenses to average net assets
before waiver and reimbursement	1.83%	(f)	1.93%	2.18%		2.71%	(f)
Ratio of net investment income (loss) to
average net assets	5.67%	(f)	6.02%	7.86%		7.42%	(f)
Ratio of net investment income (loss) to
average net assets before waiver and reimbursement	4.99%	(f)	5.24%	6.83%		5.86%	(f)
Portfolio turnover rate	39.25%		86.66%	79.34%		162.74%

(a) For the period January 31, 2008 (commencement of operations) to December 31, 2008.
(b) Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.

See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds
Notes to the Financial Statements
June 30, 2011
(Unaudited)

NOTE 1. ORGANIZATION

The 3 to 1 Diversified Equity Fund (the “Equity Fund”) and the 3 to 1 Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on December 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust filed on October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Funds are series of funds currently authorized by the Trustees.  The investment adviser to each Fund is Envestnet Asset Management, Inc. (the “Manager” or “Adviser”).  Envestnet uses a Manager of Managers approach and provides investment research and management services.  The Manager has entered into Sub-advisory Agreements with The London Company of Virginia, Pictet Asset Management, Ltd, Loomis, Sayles & Co., LP, and Victory Capital Management, Inc. for the Equity Fund and SMH Capital Advisors, Inc. and Loomis, Sayles & Company, LP for the Strategic Income Fund. The Equity Fund and the Strategic Income Fund commenced operations on January 31, 2008.  The Equity Fund seeks to provide long-term capital appreciation and, secondarily, income.  The Strategic Income Fund seeks to provide total return. Total return is comprised of long-term capital appreciation and income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation – All investments in securities are recorded at their estimated fair value in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended June 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Dividend income from Real Estate Investment Trusts (REITS) is recognized on the ex-date.  The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2011
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions - The Funds intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis.  The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of a Fund.

Foreign Currency Translation - Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the fair values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gains and losses from foreign currency transactions. Reported net realized foreign currency transaction gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent to the amounts actually received or paid.  Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2011
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, preferred stocks, real estate investment trusts, and rights are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indices of securities based on a statistical analysis of the historical relationship and are categorized in Level 1.  Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, convertible corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities and foreign bonds denominated in U.S. dollars when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2011
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at June 30, 2011 in valuing the Equity Fund’s investments:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$61,934,849	$-	$-	$61,934,849

Real Estate Investment Trusts	1,139,413	-	-	1,139,413

Rights	23,372	-	-	23,372

Money Market Securities	1,121,708	-	-	1,121,708

Total	$64,219,342	$-	$-	$64,219,342
*Refer to the Schedule of Investments for industry classifications.

The Equity Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of June 30, 2011.

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2011
(Unaudited)

The following is a summary of the inputs used at June 30, 2011 in valuing the Strategic Income Fund’s investments:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Asset-Backed Securities	$-	$711,676	$-	$711,676

Corporate Bonds	-	22,377,467	-	22,377,467

Convertible Corporate Bonds	-	2,391,735	-	2,391,735

Foreign Bonds Denominated in US Dollars	-	2,903,961	-	2,903,961

Mortgage-Backed Securities	-	5,255,904	-	5,255,904

U.S. Government Securities	-	2,596,719	-	2,596,719

Preferred Stock	-	119,262	-	119,262

Common Stock	-	-	* 0	0

Money Market Securities	1,198,458	-	-	1,198,458

Total	$1,198,458	$36,356,724	$-	$37,555,182
*Refer to the Schedule of Investments for industry classifications.

At December 31, 2009, the Strategic Income Fund held a bond issued by Trump Entertainment Resorts.  During the fiscal year ending 2009, the underlying issuer reorganized and exchanged the outstanding bonds with common stock of the new company.  During the fiscal year ended 2009, until the reorganization occurred, the original bond was classified within Level 2 of the hierarchy.  The transfer of the bond out of Level 2 was reflected at the end of the year, at which time the fair value of the bond was $0.  The common stock received by the Strategic Income Fund has been fair valued at $0 and classified within Level 3 of the hierarchy since the reorganization took place.  The Fund’s policy is to recognize transfers as of the end of the year.  There were no significant transfers between all Levels as of June 30, 2011.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Equity Fund and Strategic Income Fund, under the terms of the management agreements (the “Agreements”), manages the Funds’ investments subject to approval of the Board. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.  For the six months ended June 30, 2011, the Adviser earned fees of $314,711 and $188,280 from the Equity Fund and the Strategic Income Fund, respectively, before waiving a portion of those fees, as described below.   At June 30, 2011, the Equity Fund owed the Adviser $25,194 for advisory services.  At June 30, 2011, the Strategic Income Fund owed $10,218 to the Adviser for advisory services.

The Adviser contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary to maintain each Fund’s net annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, and any indirect expenses (such as fees and expenses of acquired funds), and extraordinary litigation expense at 1.15% of each Fund’s average daily net assets through April 30, 2012. For the six months ended June 30, 2011, the Adviser waived fees and reimbursed expenses of $173,790 and $127,862 for the Equity Fund and the Strategic Income Fund, respectively. Each waiver or reimbursement by the Adviser is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitation.  As of June 30, 2011, the following amounts are subject to repayment by the Funds to the Adviser:

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2011
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Fund	Amount	Expires December 31,
Equity Fund	$342,160	2011
	387,212	2012
	348,841	2013
Strategic Income Fund	254,398	2011
	259,607	2012
	262,472	2013

The Trust retains Huntington Asset Services, Inc. (“Huntington”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended June 30, 2011, Huntington earned fees of $28,332 and $17,237 for administrative services provided to the Equity Fund and the Strategic Income Fund, respectively. At June 30, 2011, Huntington was owed $4,946 and $2,438 by the Equity Fund and the Strategic Income Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Huntington.  Huntington operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian.  For the six months ended June 30, 2011, the Custodian earned fees of $63,524 and $10,052 from the Equity Fund and the Strategic Income Fund, respectively, for custody services.  At June 30, 2011, the Custodian was owed $40,880 and $4,334 by the Equity Fund and the Strategic Income Fund, respectively, for custody services.

The Trust retains Huntington to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended June 30, 2011, Huntington earned fees of $49,623 and $45,463 from the Equity Fund and the Strategic Income Fund, respectively, for transfer agent services.  At June 30, 2011, Huntington was owed $6,250 and $5,348 by the Equity Fund and the Strategic Income Fund respectively, for transfer agent services.  For the six months ended June 30, 2011, Huntington earned fees of $23,803 and $21,296 from the Equity Fund and the Strategic Income Fund, respectively, for fund accounting services.  At June 30, 2011, Huntington was owed $3,803 and $3,461 by the Equity Fund and the Strategic Income Fund, respectively, for fund accounting services.

The Equity Fund and Strategic Income Fund have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan”, collectively, “Plans”). The Plans provide that each Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of each Fund in connection with the promotion and distribution of a Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising,  compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 expenses”). The Funds or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. Each Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plans will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.  The Plans will not be activated through April 30, 2012.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds during the six months ended June 30, 2011.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2011
(Unaudited)

NOTE 5. INVESTMENTS

For the six months ended June 30, 2011, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Equity Fund	Strategic Income Fund

Purchases
U.S. Government & Agency Obligations	$-	$2,904,256
Other	36,948,775	12,201,945
Sales
U.S. Government & Agency Obligations	$-	$3,198,572
Other	36,867,759	10,812,541

At June 30, 2011, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Equity Fund	Strategic Income Fund

Gross Appreciation	$8,538,307	$1,963,383
Gross (Depreciation)	(3,517,794)	(1,220,691)
Net Appreciation
(Depreciation) on Investments	$5,020,513	$742,692

Tax Cost	$59,198,829	$36,812,490

NOTE 6. RESTRICTED SECURITIES

The Strategic Income Fund has acquired several securities on various dates through private placements, the sale of which is restricted under Rule 144A of the Securities Act of 1933.  At June 30, 2011, the aggregate value of such securities amounted to $2,888,417. The value amounts to 7.57% of the net assets of the Strategic Income Fund.  100% of the restricted securities owned by the Strategic Income Fund are valued by pricing services, using electronic data processing techniques.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  Currently, the Adviser does not deem any of these securities to be illiquid.

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2011
(Unaudited)

NOTE 6. RESTRICTED SECURITIES – continued

		Shares or
	Acquisition	Principal	Amortized
	Date	Amount	Cost	Value
AESOP Funding II, LLC, Class A, 3.630%, 08/20/2014	3/16/2010	$100,000	$99,992	$103,701
AESOP Funding II, LLC, Class A, 1.850%, 09/20/2013	4/28/2011	130,000	129,998	130,610
Ally Financial, Inc., 7.000%, callable 12/31/2011	12/31/2008	27	6,750	25,375
Axtel Sab De Cv, 9.000%, 09/22/2019 (a)	9/17/2009	110,000	111,795	107,965
Bombardier, Inc., 7.500%, 03/15/2018	3/15/2010	65,000	65,000	73,125
CC Holdings GS V LLC, 7.750%, 05/01/2017 (b)	11/14/2009	110,000	116,268	119,625
Centre Point Funding, LLC, 5.430%, 07/20/2015	3/2/2010	75,156	75,143	79,922
Chevron Phillips Chemical Co. LLC, 4.750%, 02/01/2021	3/14/2011	20,000	20,097	20,254
Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/2019	6/2/2009	60,000	60,000	74,502
Coffeyville Resources LLC, 10.875%, 04/01/2017	3/25/2010	95,000	93,986	108,300
Dubai Electricity & Water Authority, 8.500%, 04/22/2015	4/15/2010	100,000	100,000	111,625
Eaccess, Ltd., 8.250%, 04/01/2018	3/24/2011	200,000	200,000	200,500
ERAC USA Finance Co., 5.250%, 10/01/2020	6/24/2010	65,000	64,599	69,071
General Motors Financial Co., Inc., 6.750%, 06/01/2018	5/26/2011	65,000	65,000	65,488
Hertz Vehicle Financing, LLC, 2009-2A, Class A1, 4.260%, 03/25/2014	10/16/2009	100,000	100,000	104,536
HKCG Finance LTD, 6.250%, 08/07/2018	7/31/2008	100,000	99,465	114,745
Inmarsat Finance PLC, 7.375%, 12/01/2017	11/12/2009	100,000	99,368	106,500
IPALCO Enterprises, Inc., 5.000%, 05/01/2018	5/10/2011	35,000	34,973	34,277
Kinder Morgan Finance Co. LLC, 6.000%, 01/15/2018	12/6/2010	125,000	124,995	130,313
Myriad International Holding BV, 6.375%, 07/28/2017	7/22/2010	100,000	100,000	108,500
Pan American Energy LLC, 7.875%, 05/07/2021	4/30/2010	115,000	112,935	122,475
Qtel International Finance, Ltd., 7.875%, 06/10/2019	6/2/2009	100,000	99,051	120,500
Sigma Alimentos SA, 5.625%, 04/12/2018	4/7/2011	150,000	148,745	153,750
SM Energy Co., 6.625%, 02/15/2019	1/31/2011	20,000	20,000	20,100
Telemar Norte Leste SA, 5.500%, 10/23/2020	9/28/2010	129,000	98,842	128,033
True Move Co., Ltd., 10.750%, 12/16/2013	4/30/2008	100,000	95,596	108,375
Valeant Pharmaceuticals International, 6.750%, 10/01/2017	9/21/2010	25,000	24,883	24,625
Valeant Pharmaceuticals International, 6.875%, 12/01/2018	11/18/2010	125,000	124,098	123,125
Votorantim Cimentos SA, 7.250%, 04/05/2041	3/31/2011	200,000	198,760	198,500
				2,888,417
(a) Purchased on various dates beginning 09/17/2009.
(b) Purchased on various dates beginning 11/04/2009.

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2011
(Unaudited)

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  At June 30, 2011, no shareholder owned greater than 25% of the outstanding shares of either Fund.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

Equity Fund

On December 31, 2010, the 3 to 1 Diversified Equity Fund paid an income distribution of $0.1622 per share to shareholders of record on December 30, 2010.

The tax characterization of distributions for the fiscal year ended December 31, 2010 and the fiscal year ended December 31, 2009 is as follows:

Distributions paid from:	2010	2009
Ordinary Income	$715,029	$429,877
	$715,029	$429,877

Strategic Income Fund

On December 31, 2010, the 3 to 1 Strategic Income Fund paid an income distribution of $0.9653 per share to shareholders of record on December 30, 2010.

On December 31, 2010, the 3 to 1 Strategic Income Fund paid a short-term capital gain of $0.3627 and a long term capital gain of $0.3475 to shareholders of record on December 30, 2010.

The tax characterization of distributions for the fiscal year ended December 31, 2010 and the fiscal year ended December 31, 2009 is as follows:

Distributions paid from:	2010	2009
Ordinary Income	$2,873,320	$2,083,104
Long-term Capital Gain	751,866	-
	$3,625,186	$2,083,104

There were no distributions paid by the Funds during the six months ended June 30, 2011.

3 to 1 Funds
Notes to the Financial Statements - continued
June 30, 2011
(Unaudited)

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS - continued

At December 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Equity Fund	Income Fund
Undistributed ordinary income	$232,569	$99,749
Undistributed capital gains	-	360,771
Capital loss carryforwards	(13,659,801)	-
Unrealized appreciation (depreciation)	10,121,268	1,350,122
Other accumulated unrealized appreciation (depreciation)	8,722	-
	$(3,297,242)	$1,810,642

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

NOTE 10. CAPITAL LOSS CARRYFORWARDS

At December 31, 2010, the Funds had available for federal tax purposes unused capital loss carryforwards of $13,659,801 for the Equity Fund. These carryforwards expire as follows:

Fund	Amount	Expires December 31,

Equity Fund	$7,092,747	2016

Equity Fund	6,567,054	2017

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 11.    SUBSEQUENT EVENT

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some of the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 616-4848 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Brian L. Blomquist, Chief Executive Officer and President
John C. Swhear, Senior Vice-President
Robert W. Silva, Chief Financial Officer and Treasurer
Lynn E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISER
Envestnet Asset Management, Inc.
35 East Wacker Drive, 24th Floor
Chicago, IL 60601

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Crawford Dividend Growth Fund

Semi-Annual Report

June 30, 2011

Fund Advisor:

Crawford Investment Counsel, Inc.
600 Galleria Parkway NW, Suite 1650
Atlanta, Georgia 30339

For a prospectus and more information, including charges and expenses call 1-800-431-1716.  The prospectus should be read carefully before investing.  Past performance does not guarantee future results.  Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member FINRA, 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

Investment Results – (Unaudited)

Total Returns
(for the period ended June 30, 2011)

			Average Annual Returns	
	Six Months	One Year	Five Year	Since Inception (January 27, 2004)
Crawford Dividend Growth Fund, Class C*	3.72%	25.11%	1.61%	2.04%
Crawford Dividend Growth Fund, Class C (CDSC Adjusted)*	2.68%	25.11%	1.61%	2.04%
S&P 500® Index**	6.01%	30.68%	2.94%	4.03%
Russell 1000® Value Index**	5.92%	28.94%	1.15%	4.19%

Total annual operating expenses for the fiscal year ended December 31, 2010, as disclosed in the Fund's prospectus, were 1.98% of average daily net assets. The Advisor contractually has agreed to cap certain operating expenses (excluding indirect expenses such as acquired fund fees) of the Fund through April 30, 2012.

Total Returns
(for the period ended June 30, 2011)

			Average Annual Returns	
	Six Months	One Year	Five Year	Since Inception (January 5, 2004)
Crawford Dividend Growth Fund, Class I	4.21%	26.33%	2.58%	3.30%
S&P 500® Index**	6.01%	30.68%	2.94%	4.27%
Russell 1000® Value Index**	5.92%	28.94%	1.15%	4.70%

Total annual operating expenses for the fiscal year ended December 31, 2010, as disclosed in the Fund's prospectus, were 0.98% of average daily net assets. The Advisor contractually has agreed to cap certain operating expenses (excluding indirect expenses such as acquired fund fees) of the Fund through April 30, 2012.

*     In compliance with SEC guidelines, these returns are presented above with and without a deduction of maximum sales charges and other non-recurring fees.  The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns are shown for each of the required periods and reflect any changes in price per share over those periods.  Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed less than one year after purchase and an annual 12b-1 fee of 1.00%.
**   The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio.  The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns.  The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees.  Individuals cannot invest directly in the S&P 500® Index or the Russell 1000® Value Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above.  Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Growth Fund, Class C, the S&P 500® Index, and the Russell 1000® Value Index

Crawford Dividend Growth Fund, Class C $11,623
S&P 500® Index $13,412
Russell 1000® Value Index $13,564
$16,000
$15,500
$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
Inception Date 1/27/04
December-03
June-04
December-04
June-05
December-05
June-06
December-06
June-07
December-07
June-08
December-08
June-09
December-09
June-10
December-10
June-11

The chart above assumes an initial investment of $10,000 made on January 27, 2004 (commencement of Fund operations for Class C shares) and held through June 30, 2011.   THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted.  For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus please call 1-800-431-1716.  The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information.  Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Growth Fund, Class I, the S&P 500® Index, and the Russell 1000® Value Index

Crawford Dividend Growth Fund, Class I $12,757
S&P 500® Index $13,681
Russell 1000® Value Index $14,108
$16,500
$16,000
$15,500
$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
Inception Date 1/5/04
December-03
June-04
December-04
June-05
December-05
June-06
December-06
June-07
December-07
June-08
December-08
June-09
December-09
June-10
December-10
June-11

The chart above assumes an initial investment of $10,000 made on January 5, 2004 (commencement of Fund operations for Class I shares) and held through June 30, 2011.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted.  For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus please call 1-800-431-1716.  The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information.  Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

1As a percentage of net assets
2Common Stock.
3Percentage rounds less than 0.005%.

The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is total return.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends.  This investment policy may not be changed without at least 60 days prior written notice to shareholders.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including contingent deferred sales charges (loads) for Class C shares of the Fund; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Class C shares of the Fund) and other Fund expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the contingent deferred sales charge (load) imposed on redemptions of Class C shares made less than one year after purchase. The second line of each table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  If incurred, the contingent deferred sales charge (load) imposed by the Fund would increase your expenses.

Crawford Dividend Growth Fund – Class C	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period* (January 1, 2011- June 30, 2011)
Actual	$1,000.00	$1,037.22	$10.01
Hypothetical **	$1,000.00	$1,014.97	$9.90
*Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund – Class I	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period* (January 1, 2011- June 30, 2011)
Actual	$1,000.00	$1,042.08	$4.97
Hypothetical **	$1,000.00	$1,019.93	$4.91
*Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund
Schedule of Investments
June 30, 2011
(Unaudited)

Shares		Value
Common Stocks — 97.7%
Consumer Discretionary — 12.1%
37,595	Genuine Parts Co.	2,045,168
42,440	Omnicom Group, Inc.	2,043,910
40,090	Target Corp.	1,880,622
50,280	Wolverine World Wide, Inc.	2,099,190
		8,068,890
Consumer Staples — 5.8%
27,265	PepsiCo, Inc.	1,920,274
29,900	Procter & Gamble Co.	1,900,743
		3,821,017
Energy — 12.5%
17,400	Baker Hughes, Inc.	1,262,544
17,890	Chevron Corp.	1,839,808
23,620	Ensco PLC (a)	1,258,946
22,140	Exxon Mobil Corp.	1,801,753
16,000	Helmerich & Payne, Inc.	1,057,920
16,000	HollyFrontier Corp.	1,110,400
		8,331,371
Financials — 17.3%
29,460	ACE Ltd.	1,939,057
73,400	Brown & Brown Inc.	1,883,444
112,860	Charles Schwab Corp./The	1,856,547
34,630	Cullen/Frost Bankers, Inc.	1,968,715
27,925	PartnerRe Ltd.	1,922,636
31,700	T. Rowe Price Group, Inc.	1,912,778
		11,483,177
Health Care — 14.5%
51,265	Eli Lilly & Co.	1,923,975
29,875	Johnson & Johnson	1,987,285
55,265	Merck & Co., Inc.	1,950,302
31,075	Stryker Corp.	1,823,792
39,880	Teva Pharmaceutical	1,923,014
	Industries Ltd. (a)

		9,608,368
Industrials — 11.8%
26,300	General Dynamics Corp.	1,959,876
33,800	Illinois Tool Works, Inc.	1,909,362
27,130	United Parcel Service, Inc. - Class B	1,978,591
12,935	W.W. Grainger, Inc.	1,987,463
		7,835,292
Information Technology — 14.7%
54,560	Hewlett-Packard Co.	1,985,984
87,435	Intel Corp.	1,937,560
11,625	International Business Machines Corp. (IBM)	1,994,269
58,120	Linear Technology Corp.	1,919,122
61,970	Paychex, Inc.	1,903,718
		9,740,653
Materials — 6.0%
21,100	Air Products & Chemicals, Inc.	2,016,738
30,100	Greif, Inc. - Class A	1,957,403
		3,974,141
Telecommunication Services — 3.0%
64,070	AT&T, Inc.	2,012,439

Total Common Stocks(Cost $54,513,545)		64,875,348

Shares		Value
Money Market — 2.3%
1,525,536	Federated Prime Obligations Fund, 0.090% (b)	1,525,536

Total Money Market(Cost $1,525,536)		1,525,536
Total Investments		66,400,884
(Cost $56,039,081) — 100.0%
Other Assets in Excess of Liabilities — 0.0%		19,341
Net Assets — 100.0%		$66,420,225

(a)	American Depositary Receipt.
(b)	Rate disclosed is the seven day yield as of June 30, 2011.
PLC — Public Liability Co.

See accompanying notes which are an intregal part of these financial statements

Crawford Dividend Growth Fund
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

Assets
Investments in securities, at fair value (cost $56,039,081)	$66,400,884
Dividends receivable	125,749
Interest receivable	154
Prepaid expenses	22,276
Total assets	66,549,063

Liabilities
Payable for Fund shares redeemed	40,063
Payable to Advisor (a)	29,514
Payable to fund administrator, fund accountant & transfer agent	18,484
Accrued 12b-1 fees, Class C	9,931
Payable to custodian	1,748
Payable to trustees and officers	1,494
Accrued expenses	27,604
Total liabilities	128,838

Net Assets	$66,420,225

Net Assets consist of:
Paid in capital	$57,604,684
Accumulated undistributed net investment income (loss)	(218)
Accumulated net realized gain (loss) from investment transactions	(1,546,044)
Net unrealized appreciation (depreciation) on investments	10,361,803

Net Asset Value	$66,420,225

Class C:

Net Assets	$6,264,599

Shares outstanding (unlimited number of shares authorized)	571,079

Net asset value and offering price per share	$10.97

Redemption price per share (NAV * 0.99) (b)	$10.86

Class I:

Net Assets	$60,155,626

Shares outstanding (unlimited number of shares authorized)	5,460,037

Net asset value, offering and redemption price per share	$11.02

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on Class C shares redeemed less than one year after they are purchased.

See accompanying notes which are an intregal part of these financial statements

Crawford Dividend Growth Fund
Statement of Operations
For the six months ended June 30, 2011
(Unaudited)

Investment Income
Dividend income (Net of foreign withholding tax of $1,191)	$806,082
Interest income	962
Total Income	807,044

Expenses
Investment advisor fees (a)	251,548
12b-1 fees, Class C (a)	29,985
Transfer agent expenses	33,173
Administration expenses	32,183
Registration expenses	17,212
Fund accounting expenses	16,942
Report printing expenses	9,962
Legal expenses	9,586
Auditing expenses	7,541
Custodian expenses	7,525
Trustee expenses	4,570
CCO expenses	4,006
Miscellaneous expenses	2,548
Insurance expenses	1,633
Pricing expenses	1,305
24f-2 expenses	205
Total Expenses	429,924
Fees waived and expenses reimbursed by Advisor (a)	(101,673)
Other expenses - overdraft fees	22
Net operating expenses	328,273
Net Investment Income	478,771

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	2,110,540
Change in unrealized appreciation (depreciation) on investment securities	(187,112)
Net realized and unrealized gain (loss) on investment securities	1,923,428
Net increase in net assets resulting from operations	$2,402,199

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an intregal part of these financial statements

Crawford Dividend Growth Fund
Statements of Changes In Net Assets

	Six month ended
	June 30, 2011	Year ended
Increase (Decrease) in Net Assets Due To:	(Unaudited)	December 31, 2010
Operations:
Net investment income	$478,771	$1,271,009
Net realized gain (loss) on investment securities	2,110,540	1,867,328
Change in unrealized appreciation (depreciation) on investment securities	(187,112)	5,674,782
Net increase (decrease) in net assets resulting from operations	2,402,199	8,813,119

Distributions to shareholders:
From net investment income, Class C	(19,532)	(82,591)
From net investment income, Class I	(470,578)	(1,186,511)
Change in net assets from distributions	(490,110)	(1,269,102)

Capital Share Transactions - Class C
Proceeds from shares sold	1,318,434	2,620,759
Reinvestment of distributions	17,751	77,174
Amount paid for shares redeemed	(524,037)	(351,872)
Net increase (decrease) in net assets resulting
from Class C share transactions	812,148	2,346,061

Capital Share Transactions - Class I
Proceeds from shares sold	10,344,976	26,452,176
Reinvestment of distributions	402,040	1,101,394
Amount paid for shares redeemed	(3,954,747)	(38,307,414)
Net increase (decrease) in net assets resulting
from Class I share transactions	6,792,269	(10,753,844)

Net increase (decrease) in net assets resulting
from share transactions	7,604,417	(8,407,783)

Total increase (decrease) in Net Assets	9,516,506	(863,766)

Net Assets
Beginning of period	56,903,719	57,767,485

End of period	$66,420,225	$56,903,719

Accumulated undistributed net investment income (loss) included in
net assets at end of period	$(218)	$11,121

Capital Share Transactions - C Shares
Shares sold	121,254	267,820
Shares issued in reinvestment of distributions	1,645	7,281
Shares redeemed	(48,265)	(36,071)

Net increase (decrease) from capital share transactions	74,634	239,030

Capital Share Transactions - I Shares
Shares sold	934,887	2,662,787
Shares issued in reinvestment of distributions	37,123	103,514
Shares redeemed	(357,944)	(3,698,959)

Net increase (decrease) from capital share transactions	614,066	(932,658)

See accompanying notes which are an intregal part of these financial statements

Crawford Dividend Growth Fund - Class C
Financial Highlights
(For a share outstanding during the period)

	Six month ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006

Selected Per Share Data
Net asset value, beginning of period	$ 10.61		$ 9.55		$ 8.27	$ 11.84	$ 12.19	$ 10.57
Income from investment operations:
Net investment income	0.04	(a)	0.10		0.04	0.10	0.06	0.07
Net realized and unrealized gain (loss)	0.35		1.13		1.33	(3.58)	(0.05)	1.62
Total from investment operations	0.39		1.23		1.37	(3.48)	0.01	1.69
Less Distributions to shareholders:
From net investment income	(0.03)		(0.17)		(0.09)	(0.09)	(0.06)	(0.07)
From net realized gain	-		-		-	-	(0.30)	-
Total distributions	(0.03)		(0.17)		(0.09)	(0.09)	(0.36)	(0.07)

Net asset value, end of period	$ 10.97		$ 10.61		$ 9.55	$ 8.27	$ 11.84	$ 12.19

Total Return (b)	3.72%	(c)	12.91%		16.53%	-29.41%	0.11%	16.02%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 6,264		$ 5,267		$ 2,459	$ 318	$ 439	$ 379
Ratio of expenses to average net assets	1.98%	(d)	1.99%	(e)	2.00%	2.00%	2.00%	2.00%
Ratio of expenses to average net assets
before waiver & reimbursement	2.32%	(d)	2.48%		2.61%	2.77%	2.68%	2.76%
Ratio of net investment income to
average net assets	0.68%	(d)	0.97%		1.09%	0.82%	0.44%	0.57%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	0.34%	(d)	0.48%		0.48%	0.05%	(0.24)%	(0.19)%
Portfolio turnover rate	15.75%		53.84%		22.56%	35.52%	32.97%	35.04%

(a) Per share amounts calculated using average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(c) Not annualized.
(d) Annualized.
(e) Effective July 15, 2010, Crawford Investment Counsel, Inc., advisor to the Fund, has contractually agreed to lower the Fund's expense cap to 0.98%, excluding 12b-1 fees of 1.00%.

See accompanying notes which are an intregal part of these financial statements

Crawford Dividend Growth Fund - Class I
Financial Highlights
(For a share outstanding during the period)

	Six month ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006

Selected Per Share Data
Net asset value, beginning of period	$ 10.66		$ 9.57		$ 8.26	$ 11.85	$ 12.19	$ 10.58
Income from investment operations:
Net investment income	0.09	(a)	0.20	(a)	0.12	0.21	0.18	0.18
Net realized and unrealized gain (loss)	0.36		1.14		1.31	(3.60)	(0.04)	1.60
Total from investment operations	0.45		1.34		1.43	(3.39)	0.14	1.78
Less Distributions to shareholders:
From net investment income	(0.09)		(0.25)		(0.12)	(0.20)	(0.18)	(0.17)
From net realized gain	-		-		-	-	(0.30)	-
Total distributions	(0.09)		(0.25)		(0.12)	(0.20)	(0.48)	(0.17)

Net asset value, end of period	$ 11.02		$ 10.66		$ 9.57	$ 8.26	$ 11.85	$ 12.19

Total Return (b)	4.21%	(c)	14.01%		17.37%	-28.60%	1.20%	16.86%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 60,156		$ 51,636		$ 55,308	$ 23,783	$ 40,046	$ 38,365
Ratio of expenses to average net assets	0.98%	(d)	0.99%	(e)	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets
before waiver & reimbursement	1.32%	(d)	1.48%		1.61%	1.57%	1.43%	1.50%
Ratio of net investment income to
average net assets	1.67%	(d)	2.03%		2.09%	1.82%	1.44%	1.60%
Ratio of net investment income to
average net assets before waiver & reimbursement	1.33%	(d)	1.54%		1.48%	1.25%	1.01%	1.10%
Portfolio turnover rate	15.75%		53.84%		22.56%	35.52%	32.97%	35.04%

(a) Per share amounts calculated using average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualzied.
(d) Annualized.
(e) Effective July 15, 2010, Crawford Investment Counsel, Inc., advisor to the Fund, has contractually agreed to lower the Fund's expense cap to 0.98%.

See accompanying notes which are an intregal part of these financial statements

Crawford Dividend Growth Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

NOTE 1.   ORGANIZATION

Crawford Dividend Growth Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on December 7, 2003.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series.  The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”).  The investment objective of the Fund is to provide total return.  The investment advisor to the Fund is Crawford Investment Counsel, Inc.  (the “Advisor”).

The Fund currently offers two classes of shares, Class C and Class I.  Class I shares were first offered to the public on January 5, 2004; and Class C shares were first offered to the public on January 27, 2004.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.  On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

NOTE 2.     SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended June 30, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).  Expenses attributable to any class are borne by that class.  Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Fund.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Crawford Dividend Growth Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

NOTE 2.     SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The Fund intends to distribute its net investment income, net realized long-term capital gains and net realized short-term capital gains at least once a year.   The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the period ended June 30, 2011, there were no such reclassifications.

Contingent Deferred Sales Charges – With respect to Class C Shares, there is no initial sales charge on purchases.  However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed less than 12 months after they are purchased.  Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service

Crawford Dividend Growth Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

NOTE 3.     SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Crawford Dividend Growth Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

NOTE 3.     SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$64,875,348	$-	$-	$64,875,348

Money Market Securities	1,525,536	-	-	1,525,536

Total	$66,400,884	$-	$-	$66,400,884

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  For the period ended June 30, 2011, there were no significant transfers between Levels 1 and 2.

NOTE 4.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to the approval of the Board.  As compensation for its management services, effective May 2, 2011, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund.  Prior to May 2, 2011, the Fund was obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of its average daily net assets.  Effective July 15, 2010, the Advisor contractually agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding any 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) and extraordinary litigation expenses at 0.98% of its average daily net assets of the Fund through April 30, 2012.  Prior to July 15, 2010, the Advisor had contractually agreed to cap expenses at 1.00%.  For the period ended June 30, 2011, the Advisor earned fees of $251,548 from the Fund, before waiver of fees.  For the period ended June 30, 2011, the Advisor waived fees of $101,673.  At June 30, 2011, the Fund owed $29,514 to the Advisor.

Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and any expense limitation in place at the time of repayment.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions are as follows:

Recoverable through
Amount	December 31,

$186,768	2011
213,212	2012
318,079	2013

$101,673 may be subject to potential repayment by the Fund to the Advisor through December 31, 2014.

Crawford Dividend Growth Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

NOTE 4.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains Huntington Asset Services, Inc. (“Huntington”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the period ended June 30, 2011, Huntington earned fees of $32,183 for administrative services provided to the Fund.  For the period ended June 30, 2011, the Fund owed Huntington $7,182 for administrative services.   Certain officers of the Trust are members of management and/or employees of Huntington.  Huntington operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian.  For the period ended June 30, 2011, the Custodian earned fees of $7,525 for custody services provided to the Fund.  For the period ended June 30, 2011, the Fund owed the Custodian $1,748 for custody services.

The Trust retains Huntington to act as the Fund’s transfer agent and to provide fund accounting services.  For the period ended June 30, 2011, Huntington earned fees of $20,048 from the Fund for transfer agent services provided to the Fund and $13,125 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund.  For the period ended June 30, 2011, Huntington earned fees of $16,942 from the Fund for fund accounting services provided to the Fund.  At June 30, 2011, the Fund owed Huntington $4,987 for transfer agent services, $2,968 in reimbursement of out-of-pocket expenses and $3,347 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund.  There were no payments made by the Fund to the Distributor during the period ended June 30, 2011.  A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a Distribution Plan for Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), under which the class is authorized to incur expenses at a maximum annual rate of 1.00% of the average daily net assets for Class C, which includes up to 0.75% for distribution services and up to 0.25% for shareholder services.  The 12b-1 payments are made to the Distributor, as the disbursing agent, to pay for eligible expenses.  The expenses may include, but are not limited to, the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares;  (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares;  (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund;  (d) costs of formulating and implementing  marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;  (e) costs of preparing, printing and distributing sales literature;  (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plan.  The Plan is designed to promote the sale of shares of the Fund.  The Plan is a compensation plan, which means that the compensation is provided regardless of 12b-1 expenses actually incurred.  Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund under the Plan.  For the period ended June 30, 2011, the Class C shares incurred 12b-1 expenses of $29,985.  At June 30, 2011, the Fund owed the Distributor $9,931 in 12b-1 fees.

Crawford Dividend Growth Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

NOTE 5.     INVESTMENT TRANSACTIONS

For the period ended June 30, 2011, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

U.S. Government Obligations	$-
Other	16,520,223
Sales
U.S. Government Obligations	$-
Other	9,508,138

At June 30, 2011, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation	$11,206,861
Gross (Depreciation)	(1,159,616)

Net Appreciation (Depreciation)
on Investments	$10,047,245

At June 30, 2011, the aggregate cost of securities for federal income tax purposes was $56,353,639.

NOTE 6.     ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7.     BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940.  At June 30, 2011, Charles Schwab & Co., for the benefit of its customers, owned 40.04% of the Class I shares.  Therefore, Charles Schwab & Co. may be deemed to control the Fund.

NOTE 8.     DISTRIBUTIONS TO SHAREHOLDERS

On June 28, 2011, the Fund paid a dividend from net investment income for both Class I and Class C shareholders of record on June 27, 2011.  Class I shareholders received $0.0870 per share or $470,578.  Class C shareholders received $0.0343 per share or $19,532.

Crawford Dividend Growth Fund
Notes to the Financial Statements
June 30, 2011
(Unaudited)

NOTE 8.     DISTRIBUTIONS TO SHAREHOLDERS - continued

The tax character of distributions paid during the fiscal years 2010 and 2009 was as follows:

	2010		2009
Distributions paid from:	Class I	Class C	Class I	Class C
Ordinary income	$1,186,511	$82,591	$703,905	$22,096
Long-term Capital Gain	-	-	-	-
	$1,186,511	$82,591	$703,905	$22,096

At December 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated undistributed ordinary income	$11,121
Capital Loss Carryforward	(3,342,026)
Unrealized appreciation	10,234,357

$6,903,452

The difference between book basis and tax basis unrealized appreciation as of December 31, 2010, was attributable primarily to the tax deferral of losses on wash sales in the amount of $314,558.

NOTE 9.    CAPITAL LOSS CARRYFORWARD

At December 31, 2010, the Fund has available for federal tax purposes an unused capital loss carryforward of $3,342,026, which is available for offset against future taxable net capital gains.  To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

Amount	Expires December 31,

$292,497	2016
3,049,529	2017

NOTE 10.    SUBSEQUENT EVENT

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Brian L. Blomquist, Chief Executive Officer and President
John C. Swhear, Senior Vice-President
Robert W. Silva, Chief Financial Officer and Treasurer
Lynn E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISOR
Crawford Investment Counsel, Inc.
600 Galleria Parkway NW
Suite 1650
Atlanta, GA  30339

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.  Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.
(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of September 8, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                      Not Applicable – filed with annual report

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

(a)(3)                      Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Unified Series Trust

By
*/s/ Brian L. Blomquist
Brian L. Blomquist, Principal Executive Officer and President

Date           9/8/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
* /s/ Brian L. Blomquist
Brian L. Blomquist, Principal Executive Officer and President

Date           9/8/11

By
*  /s/ Robert W. Silva
Robert W. Silva, Principal Financial Officer and Treasurer

Date           9/8/11